Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2025	2024
	€ in thousands
Cash (see Note 21)	37,676	41,130
On call deposits	49,938	4
Cash and cash equivalents	87,614	41,134

Cash and cash equivalents in the statement of cash flows	87,614	41,134